Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 117	€ 119
Accumulated non-controlling interests of the subsidiary	1,620	1,622
Dividends paid to noncontrolling interests	84	82
Summarised financial information [Abstract]
Total assets	11,683	11,396
Total liabilities	3,852	3,566
Total net revenues	2,614	2,712
Net income (loss)	567	599
Total comprehensive income (loss), net of tax	€ 424	€ 783